Segment Reporting	3 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Note 12. Segment Reporting

The Company conducts the business through the following six operating segments: Bonfire, CityBase, eCivis, Open Counter, Questica and Sherpa.

The accounting policies of the operating segments are the same as those described in Note 3. Non-allocated interest expense and various other administrative costs are reflected in Corporate. Corporate assets include cash and cash equivalents, prepaid expenses and other current assets.
The following provides operating information about the Company’s reportable segments for the periods presented (in thousands):

	GTY	Bonfire	CityBase	eCivis	OpenCounter	Questica	Sherpa	Eliminations	Total
Successor
February 19, 2019 through March 31, 2019
Total revenues	$-	$426	$936	$408	$127	$869	$268	$-	$3,034
Cost of revenues	-	107	893	206	36	263	71	-	1,576
Loss from operations	(18,240)	(2,413)	(3,908)	(1,134)	(242)	(11,366)	(3,164)	-	(40,468)

Predecessor
January 1, 2019 through February 18, 2019
Total revenues	$-	$593	$820	$673	$298	$1,913	$631	$-	$4,928
Cost of revenues	-	124	746	267	51	296	130	-	1,614
Loss from operations	-	(741)	(1,499)	(265)	46	550	354	-	(1,555)

Predecessor
January 1, 2018 through March 31, 2018
Total revenues	$-	$659	$1,245	$1,135	$391	$2,593	$767	$-	$6,790
Cost of revenues	-	148	902	387	124	465	73	-	2,099
Loss from operations	-	(787)	(1,773)	(237)	(76)	561	506	-	(1,806)

Successor
As of March 31, 2019
Goodwill	$-	$81,964	$119,741	$47,397	$22,524	$57,479	$3,497	$-	$332,602
Assets	23,050	110,477	170,863	61,202	32,244	102,119	6,629	(5,920)	500,664

Predecessor
As of December 31, 2018
Goodwill	$-	$-	$123	$585	$-	$1,810	$-	$-	$2,518
Assets	-	6,329	7,215	2,621	316	11,710	1,377	-	29,568

Revenues from North America customers accounted for greater than
90%
of the Company’s revenues for the periods presented.